Supplementary cash flow information - Non-cash (credits) charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Depreciation and depletion	$ 251,306	$ 248,198
Share-based payments (Note 14)	17,139	18,313
(Reversal) impairment of long-lived assets, net (Note 10)	(100,477)	18,186
Gain on sale of Nicaraguan Group (Note 6)	(40,129)	0
Write-down of mineral property interests (Note 10)	7,277	4,618
Recovery of non-recoverable input taxes	(57)	(818)
Unrealized gain on fair value of convertible notes (Note 12)	0	(10,651)
Interest and financing expense	23,913	27,479
Unrealized loss on derivative instruments (Note 17)	1,699	4,757
Deferred income tax expense (Note 19)	59,081	28,424
Delivery into prepaid sales (Note 15)	(30,000)	(60,000)
Other	(2,032)	(880)
Non-cash (credits) charges	$ 187,720	$ 277,626